Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net income (loss)	$ 3,016,132	$ 1,299,028	$ (8,536,925)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of right-of-use lease assets	408,566	399,903	377,435
Depreciation and amortization	3,458,347	3,106,082	2,264,957
(Gain) loss from disposition of property, plant and equipment	327,921	(85,899)	1,036,304
Gain from disposition of a subsidiary		(5,162)
Share-based compensation for services	11,831	249,797	394,465
Change in inventory reserve		117,703	1,165,044
Change in bad debt allowance	(16,776)		755,472
Impairment of property, plant and equipment			281,680
Impairment of long-term investment in equity investees			177,750
Deferred tax (benefit)	(118,424)	(478,316)	84,046
Accrued interest income	(1,320)
Forgiveness of PPP loan		(73,300)
Unrealized foreign exchange loss		43,852	172,108
Changes in operating assets and liabilities:
Accounts receivables	62,391	(526,372)	1,621,042
Inventories	740,265	(1,212,224)	1,214,601
Prepayments and other current assets	1,173,662	246,898	(224,171)
Accounts payables	282,866	91,185	(2,784,131)
Advance from customers	(52,365)	43,622	(22,153)
Taxes payable	(2,827,106)	1,325,835	(8,868)
Accrued expenses and other liabilities	(137,457)	(619,179)	(36,955)
Operating lease liabilities	(168,075)	(171,221)	(143,972)
Net cash provided by (used in) operating activities	6,160,458	3,752,232	(2,212,271)
Cash flows from investing activities:
Purchase of property, plant and equipment	(15,259,272)	(777,762)	(837,508)
Proceeds from disposition of fixed assets	22,213	184,760	38,661
Capital expenditures on construction-in-progress		(13,668,099)	(8,606,966)
Long-term investments in equity investees		(241,600)	(287,244)
Proceeds upon maturity (purchase) of short-term investments	495,680	3,257,070	7,235,136
Net cash used in investing activities	(14,741,379)	(11,245,631)	(2,457,921)
Cash flows from financing activities:
Net proceeds from private placement	19,124,920	6,611,432
Capital contribution made by non-controlling shareholders		104,190	595,818
Net Proceeds from exercise of warrants	4,444,136
Net Proceeds from exercise of options	180,000
Proceeds from short-term bank loans	(944,446)	349,771	5,211,000
Repayment of short-term bank loans	804,000	(5,075,325)	(2,889,000)
Proceeds from long-term bank loan		7,550,000	73,300
Repayment of long-term bank loans	(796,416)	(381,133)
Proceeds from (repayment of) related party loans	(1,943,408)	1,892,636	50,466
Net cash provided by financing activities	20,868,786	11,051,571	3,041,584
Effect of exchange rate changes on cash	(617,747)	110,709	345,329
Net increase (decrease) in cash	11,670,118	3,668,881	(1,283,279)
Cash and restricted cash, beginning of year	4,935,754	1,266,873	2,550,152
Cash and restricted cash, end of year	16,605,872	4,935,754	1,266,873
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid (refunded) for income tax	3,195	(25,545)	33,131
Cash paid for interest	471,443	460,905	239,326
Non-Cash Investing Activities
Right-of-assets obtained in exchange for operating lease obligations			1,618,634
Transfer from construction-in-progress to fixed assets	597,594	34,984,435	16,512,238
Additions to construction-in-progress through accounts payable and other payable		10,528,918	3,269,263
Transfer from prepayments to construction-in-progress			99,771
Prepaid share-based compensation for services		279,861
Transfer from accounts receivable to long-term investment		$ 302,000